Schedule of Investments

September 30, 2022 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 11.8%

Communication Services - 0.5%
Alphabet Inc - Class C (2)	4,019	386,427
Alphabet Inc - Class A (2)	314	30,034
AT&T Inc	132	2,025
Comcast Corp	2,249	65,963
Entravision Communications Corp	172	683
IDT Corp (2)	32	795
Interpublic Group of Cos Inc/The	572	14,643
Liberty Broadband Corp (2)	3	221
Meta Platforms Inc (2)	144	19,538
Netflix Inc (2)	40	9,418
Omnicom Group Inc	44	2,776
Shenandoah Telecommunications Co	13	221
T-Mobile US Inc (2)	638	85,600
Verizon Communications Inc	93	3,531

		621,875

Consumer Discretionary - 1.2%
Academy Sports & Outdoors Inc	49	2,067
Amazon.com Inc (2)	643	72,659
AutoZone Inc (2)	7	14,994
Best Buy Co Inc	495	31,353
Booking Holdings Inc (2)	90	147,889
BorgWarner Inc	1,025	32,185
Bright Horizons Family Solutions Inc (2)	7	404
Buckle Inc/The	20	633
Burlington Stores Inc (2)	282	31,553
Cavco Industries Inc (2)	3	617
Chegg Inc (2)	360	7,585
Chico’s FAS Inc (2)	62	300
ContextLogic Inc (2)	134	98
Coursera Inc (2)	18	194
Dillard’s Inc	1	273
Domino’s Pizza Inc	1	310
eBay Inc	3	110
Expedia Group Inc (2)	3	281
Frontdoor Inc (2)	4	82
General Motors Co	138	4,428
Gentex Corp	5	119
Goodyear Tire & Rubber Co/The (2)	45	454
Grand Canyon Education Inc (2)	198	16,286
H&R Block Inc	15	638
Home Depot Inc/The	986	272,077
La-Z-Boy Inc	12	271
Lennar Corp	13	969
LKQ Corp	1,135	53,515
Lowe’s Cos Inc	6	1,127
Lululemon Athletica Inc (2)	453	126,641

M/I Homes Inc (2)	24	870
Macy’s Inc	1,231	19,290
McDonald’s Corp	724	167,056
National Vision Holdings Inc (2)	305	9,958
Nordstrom Inc	60	1,004
O’Reilly Automotive Inc (2)	81	56,971
Oxford Industries Inc	10	898
Patrick Industries Inc	15	658
PVH Corp	14	627
Qurate Retail Inc	409	822
Ralph Lauren Corp	4	340
Rent-A-Center Inc/TX	30	525
Ross Stores Inc	5	421
Skechers USA Inc (2)	53	1,681
Skyline Champion Corp (2)	13	687
Sonos Inc (2)	724	10,064
Starbucks Corp	1,434	120,829
Target Corp	7	1,039
Tempur Sealy International Inc	8	193
Tesla Inc (2)	383	101,591
TJX Cos Inc/The	55	3,417
Town Sports International Holdings Inc (2)(5)	464	0
Tractor Supply Co	1	186
Tupperware Brands Corp (2)	35	229
Ulta Beauty Inc (2)	196	78,633
Whirlpool Corp	99	13,346
Yum! Brands Inc	1,070	113,784

		1,525,231

Consumer Staples - 0.4%
Albertsons Cos Inc	163	4,052
Altria Group Inc	9	363
Archer-Daniels-Midland Co	11	885
Casey’s General Stores Inc	4	810
Coca-Cola Co/The	104	5,826
Costco Wholesale Corp	99	46,755
Darling Ingredients Inc (2)	386	25,534
Flowers Foods Inc	10	247
General Mills Inc	21	1,609
Hershey Co/The	188	41,448
Hostess Brands Inc (2)	7	163
Ingles Markets Inc	4	317
John B Sanfilippo & Son Inc	2	151
Keurig Dr Pepper Inc	26	931
Kimberly-Clark Corp	6	675
Kraft Heinz Co/The	10	334
Kroger Co/The	83	3,631
Lamb Weston Holdings Inc	8	619
Molson Coors Beverage Co	7	336
Mondelez International Inc	1,276	69,963
PepsiCo Inc	518	84,569
Philip Morris International Inc	2	166
Procter & Gamble Co/The	27	3,409
Tyson Foods Inc	479	31,580
Walmart Inc	712	92,346

		416,719

Energy - 0.9%
Antero Resources Corp (2)	33	1,007
APA Corp	112	3,829
Arch Resources Inc	9	1,067
Baker Hughes Co	16	335
California Resources Corp	48	1,845
Callon Petroleum Co (2)	31	1,085
Centrus Energy Corp (2)	92	3,770
ChampionX Corp	26	509
Cheniere Energy Inc	459	76,153
Chevron Corp	1,624	233,320
Chord Energy Corp	5	684
Civitas Resources Inc	39	2,238
Comstock Resources Inc (2)	12	207
ConocoPhillips	342	35,000
Continental Resources Inc/OK	30	2,004
Coterra Energy Inc	34	888
CVR Energy Inc	8	232
Delek US Holdings Inc	13	353
Denbury Inc (2)	6	518
Devon Energy Corp	51	3,067
Diamondback Energy Inc	161	19,394
DT Midstream Inc	127	6,590
EOG Resources Inc	254	28,379
EQT Corp	57	2,323
Exxon Mobil Corp	2,412	210,592
FLEX LNG Ltd	21	665
Golar LNG Ltd (2)	53	1,321
Halliburton Co	4	98
Hess Corp	147	16,022
HF Sinclair Corp	58	3,123
Kinder Morgan Inc	10	166
Laredo Petroleum Inc (2)	25	1,571
Magnolia Oil & Gas Corp	10	198
Marathon Oil Corp	19	429
Marathon Petroleum Corp	846	84,033
Matador Resources Co	26	1,272
Murphy Oil Corp	23	809
Northern Oil and Gas Inc	4	110
Occidental Petroleum Corp	459	28,206
ONEOK Inc	2,007	102,839
Ovintiv Inc	300	13,800
Par Pacific Holdings Inc (2)	28	459
PBF Energy Inc (2)	42	1,477
PDC Energy Inc	16	925
Phillips 66	856	69,096
Pioneer Natural Resources Co	81	17,539
Range Resources Corp	33	834
Schlumberger NV	138	4,954
Scorpio Tankers Inc	131	5,507
SM Energy Co	54	2,031
Talos Energy Inc (2)	6	100
Targa Resources Corp	304	18,343
Teekay Corp (2)	65	233
Valero Energy Corp	316	33,765
Westmoreland Coal Co (2)(5)	410	0
Williams Cos Inc/The	39	1,117
World Fuel Services Corp	22	516

		1,046,947

Financials - 1.8%
Aflac Inc	141	7,924
Ally Financial Inc	1,039	28,915
American Equity Investment Life Holding Co	99	3,692
American Express Co	444	59,900
American Financial Group Inc/OH	11	1,352
American International Group Inc	3,057	145,146
Argo Group International Holdings Ltd	33	636
Artisan Partners Asset Management Inc	1	27
Axis Capital Holdings Ltd	2	98
Bank of New York Mellon Corp/The	364	14,021
Bank OZK	23	910
Berkshire Hathaway Inc (2)	3,979	1,062,473
Cadence Bank	3	76
Capital One Financial Corp	85	7,834
Charles Schwab Corp/The	1,167	83,872
Chubb Ltd	80	14,550
Citigroup Inc	1	42
East West Bancorp Inc	2,180	146,365
Erie Indemnity Co	1	222
Essent Group Ltd	72	2,511
FB Financial Corp	49	1,872
Fidelity National Financial Inc	768	27,802
First American Financial Corp	25	1,153
Flagstar Bancorp Inc	28	935
Hancock Whitney Corp	197	9,025
Hartford Financial Services Group Inc/The	354	21,927
JPMorgan Chase & Co	58	6,061
Loews Corp	613	30,552
Marsh & McLennan Cos Inc	230	34,337
Medley Management Inc (2)(5)	25	0
NMI Holdings Inc (2)	15	306
Northern Trust Corp	101	8,642
Old Republic International Corp	23	481
Pacific Premier Bancorp Inc	615	19,040
Pathward Financial Inc	39	1,285
Prosperity Bancshares Inc	1,250	83,350
Radian Group Inc	12	231
Reinsurance Group of America Inc	245	30,823
Selective Insurance Group Inc	4	326
Stewart Information Services Corp	213	9,295
Synchrony Financial	1,365	38,479
Unum Group	25	970
W R Berkley Corp	245	15,822
Walker & Dunlop Inc	15	1,256
Washington Federal Inc	10	300
Wells Fargo & Co	63	2,534
Willis Towers Watson PLC	1,164	233,894
Zions Bancorp NA	1	51

		2,161,315

Healthcare - 2.4%
Abbott Laboratories	90	8,708
AbbVie Inc	1,208	162,126

Acadia Healthcare Co Inc (2)	385	30,099
Align Technology Inc (2)	74	15,326
Alnylam Pharmaceuticals Inc (2)	2	400
AmerisourceBergen Corp	100	13,533
Amgen Inc	1,221	275,213
AMN Healthcare Services Inc (2)	3	318
Amneal Pharmaceuticals Inc (2)	442	893
Avalo Therapeutics Inc (2)	62	206
Biogen Inc (2)	37	9,879
Bristol-Myers Squibb Co	1,487	105,711
Cardinal Health Inc	710	47,343
CareDx Inc (2)	5	85
Catalent Inc (2)	1,112	80,464
Centene Corp (2)	260	20,231
Centogene NV (2)	138	155
Cigna Corp	29	8,047
CVS Health Corp	1,174	111,964
Danaher Corp	712	183,902
Dexcom Inc (2)	238	19,169
Edwards Lifesciences Corp (2)	3	248
Elevance Health Inc	93	42,244
Eli Lilly & Co	144	46,562
Eloxx Pharmaceuticals Inc (2)	627	107
Emergent BioSolutions Inc (2)	5	105
Ensign Group Inc/The	80	6,360
Exact Sciences Corp (2)	16	520
Fulgent Genetics Inc (2)	632	24,092
Genprex Inc (2)	271	382
Gilead Sciences Inc	2,090	128,932
HCA Healthcare Inc	167	30,693
Humana Inc	178	86,364
IDEXX Laboratories Inc (2)	4	1,303
Incyte Corp (2)	396	26,389
Intuitive Surgical Inc (2)	16	2,999
Johnson & Johnson	2,870	468,843
McKesson Corp	74	25,150
Medtronic PLC	20	1,615
Merck & Co Inc	203	17,482
MiMedx Group Inc (2)	22	63
Moderna Inc (2)	552	65,274
Molina Healthcare Inc (2)	59	19,461
Natera Inc (2)	479	20,990
Neurocrine Biosciences Inc (2)	96	10,196
Oncocyte Corp (2)	195	142
Orthofix Medical Inc (2)	14	268
Palatin Technologies Inc (2)	14	85
Pfizer Inc	143	6,258
Premier Inc	34	1,154
Quest Diagnostics Inc	49	6,012
QuidelOrtho Corp (2)	117	8,363
RadNet Inc (2)	15	305
Regeneron Pharmaceuticals Inc (2)	25	17,222
ResMed Inc	85	18,556
SIGA Technologies Inc	9	93
Sight Sciences Inc (2)	5	32
Stryker Corp	2	405
Thermo Fisher Scientific Inc	3	1,522
Twist Bioscience Corp (2)	10	352

United Therapeutics Corp (2)	2	419
UnitedHealth Group Inc	632	319,185
Universal Health Services Inc	457	40,298
Veracyte Inc (2)	2,479	41,151
Vertex Pharmaceuticals Inc (2)	427	123,634
Viatris Inc	1,051	8,955
Vir Biotechnology Inc (2)	29	559
West Pharmaceutical Services Inc	66	16,241
Zimmer Biomet Holdings Inc	290	30,320
Zoetis Inc	130	19,278

		2,780,955

Industrials - 1.4%
AGCO Corp	3	289
Allison Transmission Holdings Inc	9	304
AMETEK Inc	6	680
Argan Inc	5	161
Atkore Inc (2)	59	4,591
BlueLinx Holdings Inc (2)	6	373
Boise Cascade Co	33	1,962
Booz Allen Hamilton Holding Corp	3	277
Brady Corp	7	292
Builders FirstSource Inc (2)	1,027	60,511
BWX Technologies Inc	6	302
Caterpillar Inc	2	328
Cintas Corp	210	81,520
Copart Inc (2)	4,863	517,423
CoStar Group Inc (2)	2,101	146,335
Delta Air Lines Inc (2)	3	84
Dover Corp	3	350
EMCOR Group Inc	251	28,985
Expeditors International of Washington Inc	4	353
Fortune Brands Home & Security Inc	1,862	99,971
Genco Shipping & Trading Ltd	7	88
Graco Inc	16	959
H&E Equipment Services Inc	10	283
Heidrick & Struggles International Inc	15	390
HNI Corp	2	53
Hubbell Inc	99	22,077
Huntington Ingalls Industries Inc	2	443
ITT Inc	2	131
JetBlue Airways Corp (2)	42	278
Leidos Holdings Inc	252	22,042
Lockheed Martin Corp	32	12,361
Matson Inc	79	4,860
MDU Resources Group Inc	26	711
Mueller Industries Inc	11	654
MYR Group Inc (2)	1	85
Nordson Corp	2	425
Northrop Grumman Corp	13	6,114
Owens Corning	223	17,530
PACCAR Inc	1,050	87,875
Parker-Hannifin Corp	2	485
Regal Rexnord Corp	4	561
Republic Services Inc	2	272
Sensata Technologies Holding PLC	3	112
Southwest Airlines Co (2)	12	370

UFP Industries Inc	6	433
United Parcel Service Inc	350	56,539
United Rentals Inc (2)	365	98,594
Univar Solutions Inc (2)	4	91
V2X Inc (2)	40	1,416
Verisk Analytics Inc	1,411	240,618
Waste Management Inc	764	122,400
WESCO International Inc (2)	3	358
WW Grainger Inc	25	12,230

		1,656,929

Information Technology - 2.8%
Adobe Inc (2)	15	4,128
Amkor Technology Inc	937	15,976
Apple Inc	7,193	994,073
Avid Technology Inc (2)	17	395
Avnet Inc	2	72
Belden Inc	7	420
Broadcom Inc	19	8,436
Cadence Design Systems Inc (2)	592	96,751
Cantaloupe Inc (2)	83	289
CDW Corp/DE	353	55,096
Cisco Systems Inc	1,287	51,480
Cognizant Technology Solutions Corp	5	287
CommVault Systems Inc (2)	12	636
Corning Inc	16	464
Dell Technologies Inc	14	478
Diodes Inc (2)	104	6,751
Euronet Worldwide Inc (2)	4	303
Extreme Networks Inc (2)	23	301
Fiserv Inc (2)	2	187
Intel Corp	1,878	48,396
International Money Express Inc (2)	5	114
Intuit Inc	21	8,134
Jabil Inc	1,456	84,026
Juniper Networks Inc	4	104
Manhattan Associates Inc (2)	947	125,979
Mastercard Inc	243	69,095
Microsoft Corp	3,465	807,001
MongoDB Inc (2)	4	794
Monolithic Power Systems Inc	182	66,139
NetScout Systems Inc (2)	14	438
Oracle Corp	142	8,672
Photronics Inc (2)	19	278
QUALCOMM Inc	1,116	126,086
Sanmina Corp (2)	8	369
Sapiens International Corp NV	6	115
Skyworks Solutions Inc	670	57,131
Synopsys Inc (2)	674	205,914
Teradyne Inc	112	8,417
TESSCO Technologies Inc (2)	44	182
Texas Instruments Inc	2,123	328,598
Trimble Inc (2)	734	39,834
Vishay Intertechnology Inc	16	285
Zoom Video Communications Inc (2)	741	54,530

		3,277,154

Materials - 0.3%
AdvanSix Inc	12	385
Alcoa Corp	705	23,730
Alpha Metallurgical Resources Inc	14	1,916
Avery Dennison Corp	4	651
Berry Global Group Inc (2)	688	32,013
CF Industries Holdings Inc	132	12,705
Chemours Co/The	45	1,109
Cleveland-Cliffs Inc (2)	189	2,546
Dow Inc	323	14,189
Eagle Materials Inc	81	8,682
Freeport-McMoRan Inc	649	17,737
International Paper Co	2	63
Louisiana-Pacific Corp	470	24,059
LyondellBasell Industries NV	957	72,043
Newmont Corp	338	14,206
Nucor Corp	465	49,750
Olin Corp	279	11,964
Packaging Corp of America	209	23,469
Reliance Steel & Aluminum Co	2	349
Royal Gold Inc	260	24,393
Ryerson Holding Corp	11	283
Sherwin-Williams Co/The	3	614
Southern Copper Corp	122	5,470
Steel Dynamics Inc	720	51,084
Sylvamo Corp	3	102
Trinseo PLC	14	256
United States Steel Corp	259	4,693
Warrior Met Coal Inc	7	199
Westrock Co	64	1,977

		400,637

Real Estate Investment Trust - 0.0%
Hudson Pacific Properties Inc	91	996
RAIT Financial Trust (2)(5)	368	0
Spirit MTA REIT Liquidating Trust (2)(5)	477	0

		996

Utilities - 0.1%
AES Corp/The	571	12,905
American States Water Co	2	156
Brookfield Renewable Corp	97	3,170
CenterPoint Energy Inc	614	17,303
Clearway Energy Inc	22	701
Duke Energy Corp	3	279
Evergy Inc	3	178
FirstEnergy Corp	91	3,367
National Fuel Gas Co	32	1,970
NRG Energy Inc	146	5,587
UGI Corp	692	22,372
Vistra Corp	6	126
WEC Energy Group Inc	436	38,991
Xcel Energy Inc	14	896

		108,001

Total Common Stocks (United States)	(Cost	$15,480,558)	13,996,759

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (6)		153	4,123

Total Preferred Stock (United States)	(Cost	$3,824)	4,123

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		21	187
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		6	109
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		8	172
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		2	42

Total Warrants (United States)	(Cost	$374)	510

Registered Investment Companies - 27.7%

U.S. Fixed Income - 27.7%
Baird Core Plus Bond Fund - Class I		253,687	2,465,836
BBH Limited Duration Fund - Class I		125,847	1,247,142
Diamond Hill Short Duration Securitized Bond Fund - Class Y		436,862	4,145,824
DoubleLine Total Return Bond Fund - Class I		324,088	2,874,663
Frost Total Return Bond Fund - Class I		180,732	1,686,225
Guggenheim- Total Return Bond Fund - Class I		52,807	1,221,961
iShares Core U.S. Aggregate Bond ETF (7)		108,333	10,436,802
PGIM Short-Term Corporate Bond Fund - Class Q		399,808	4,026,070
Pioneer Bond Fund - Class K		201,022	1,634,311
Segall Bryant & Hamill Plus Bond Fund - Class I		328,815	2,942,895

Total Registered Investment Companies	(Cost	$34,933,191)	32,681,729

Money Market Registered Investment Companies - 60.2%

Federated Hermes Government Obligations Fund, 2.86%		34,725,000	34,725,000
Meeder Institutional Prime Money Market Fund, 2.85% (3)		36,447,489	36,440,200

Total Money Market Registered Investment Companies	(Cost	$71,152,814)	71,165,200

Total Investments - 99.7%	(Cost	$121,570,761)	117,848,321

Other Assets less Liabilities - 0.3%			303,561

Total Net Assets - 100.0%			118,151,882

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		1,376	15,659
Meeder Dynamic Allocation Fund - Retail Class		3,663	38,718
Meeder Muirfield Fund - Retail Class		2,280	18,331
Meeder Conservative Allocation Fund - Retail Class		399	8,267

Total Trustee Deferred Compensation	(Cost	$81,931)	80,975

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(11)	12/16/2022	(2,429,020)	222,677
Mini MSCI EAFE Index Futures	28	12/16/2022	2,324,840	(240,039)
Mini MSCI Emerging Markets Index Futures	10	12/16/2022	435,750	(49,454)
Russell 2000 Mini Index Futures	12	12/16/2022	1,001,880	(105,359)
Standard & Poors 500 Mini Futures	(8)	12/16/2022	(1,440,600)	46,528

Total Futures Contracts	31		(107,150)	(125,647)

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$117,848,321	$(125,647)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$117,848,321	$(125,647)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Preferred stock.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.